BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Impairment of non-financial assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Impairment of non-financial assets
Investments accounted for under the equity method	$ 91,489,194	$ 92,344,598	$ 87,956,354
Verde Campo brand
Impairment of non-financial assets
Recoverable amount	21,800
Investments accounted for under the equity method	34,600
Book value of investments	12,800
Investments written down	$ 21,800
Argentina
Impairment of non-financial assets
Discount rates	27.20%	33.10%
Chile
Impairment of non-financial assets
Discount rates	7.10%	9.30%
Brazil
Impairment of non-financial assets
Discount rates	9.00%	10.50%
Paraguay
Impairment of non-financial assets
Discount rates	8.10%	11.30%
Maximum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections		0.90%
Minimum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections		0.30%